Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of basic and diluted EPS
The calculations of basic and diluted EPS, are as follows ($ in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Numerator:
Net income (loss)	12,609	5,736	(4,072)	(6,741)
Less: Convertible Preferred Stock dividends	(759)	(524)	(2,202)	(1,072)
Less: Contingent consideration fair value adjustment (see Note 8)	(4,247)	—	(23,082)	—
Net income (loss) available to common stockholders	7,603	5,212	(29,356)	(7,813)

Denominator:
Weighted average common shares outstanding - basic(1)	20,446,811	21,577,650	20,425,801	21,577,650

Series B Preferred - Warrants	2,845,840	—	—	—
Convertible Series A Preferred Stock	11,486,534	3,522,438	—	—
Restricted stock units	640,247	—	—	—
Weighted average shares for diluted computation	35,419,432	25,100,088	20,425,801	21,577,650

Anti-dilutive: (2)(3)
Convertible Series A Preferred	—	—	8,968,856	2,832,765
Series B Preferred - Warrants at closing	—	—	1,325,779	—
RSUs	—	—	542,421	—

Basic EPS	0.37	0.24	(1.44)	(0.36)
Diluted EPS	0.24	0.23	(1.44)	(0.36)

(1)
The contingent earn-out shares were not included at September 30, 2019 and were removed from September 30, 2018, respectively. See Note 8. Fair Value of Financial Instruments for discussion regarding the Company's contingently issuable earn-out shares.

(2)
Warrants to purchase 8,480,000 shares of common stock at $11.50 per share were outstanding at September 30, 2019 and 2018 but were not potentially dilutive as the warrants’ exercise price was greater than the average market price of the common stock during the period. 646,405 of vested and unvested Options and 817,817 of unvested RSUs were also not potentially dilutive as of September 30, 2019 as the respective exercise price or average stock price required for vesting of such awards was greater than the average market price of the common stock during the period.

(3)	The 1.8 million unvested earnout shares were not included at September 30, 2019 due to the exercise price being greater than the average market price of the common stock during the period.

The calculations of basic and diluted EPS, are as follows:

	Year Ended December 31,
($ in thousands, except per share data)	2018	2017	2016
Numerator:
Net income from continuing operations	$4,244	$16,525	$64,451
Less: Convertible preferred share dividends	(1,597)	—	—
Less: Contingent consideration fair value adjustment	(46,291)	—	—
Net (loss) income from continuing operations available to common stockholders	(43,644)	16,525	64,451
Net income from discontinued operations available to common stockholders	—	—	1,087
Net (loss) income available to common stockholders	$(43,644)	$16,525	$65,538

Denominator:
Weighted average common shares outstanding - basic and diluted(1)	21,665,965	21,577,650	21,577,650

Anti-dilutive:(2)
Convertible preferred shares	3,100,085	—	—
RSUs	59,445	—	—

Net (loss) income from continuing operations per common share - basic and diluted	$(2.01)	$0.77	$2.99
Net income from discontinued operations per common share - basic and diluted	—	—	0.05
Net (loss) income per common share - basic and diluted	$(2.01)	$0.77	$3.04

———

(1)
The contingent earn-out shares were not included at December 31, 2018. See Note 8. Fair Value of Financial of Financial Instruments for discussion regarding the Company's contingently issuable earn-out shares that were not potentially dilutive as of December 31, 2018.

(2)
Warrants to purchase 8,480,000 shares of common stock at $11.50 per share were outstanding at December 31, 2018 but were not potentially dilutive as the warrants’ exercise price was greater than the average market price of the common stock during the period. 713,260 of unvested Options and 187,026 of unvested RSUs were also not potentially dilutive as of December 31, 2018 as the respective exercise price or average stock price required for vesting of such award was greater than the average market price of the common stock during the period.

Schedule of shares outstanding

Shares Outstanding
Company (f/k/a M III Acquisition Corp.) shares outstanding as of December 31, 2017	19,210,000
Redemption of shares by M III stockholders prior to the Merger	(7,967,165)
Common shares issued pursuant to Advisor Commitment Agreements, net of forfeited sponsor founder shares	(93,685)
Shares issued to Infrastructure and Energy Alternatives, LLC/Seller	10,428,500
IEA shares outstanding as of March 26, 2018	21,577,650